Accounting policies - Valuation adjustments due to model risk (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	€ 149,711	€ 140,659		€ 124,178
Financial liabilities, at fair value	132,582	127,991		153,600
Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	6,651	4,473	€ 3,546	1,363	€ 1,349
Financial liabilities, at fair value	1,074	442	196	196	86
Other | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value		2
Financial liabilities held for trading | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	290	289	182	182	69
Financial liabilities held for trading | Derivatives | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	290	289	182	182	69
Financial liabilities held for trading | Swaps | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	115	111	100	100	1
Financial liabilities held for trading | Exchange rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	1	7	9	9	0
Financial liabilities held for trading | Interest rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	34	26	19	19	21
Financial liabilities held for trading | Index and securities options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	88	143	41	41	46
Financial liabilities held for trading | Other | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	50	2	13	13	1
Hedging derivatives, category | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	6	7	7	9
Hedging derivatives, category | Swaps | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	6	7	7	9
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	784	147	7	7	8
Hedging derivatives, category | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	21	18	18	27
Hedging derivatives, category | Swaps | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	21	18	18	27
Non-trading financial assets mandatory at fair value through profit or loss | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,601	1,403	1,365
Non-trading financial assets mandatory at fair value through profit or loss | Loans and advances - Customers | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	376	460	465
Non-trading financial assets mandatory at fair value through profit or loss | Equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	550	462	382
Non-trading financial assets mandatory at fair value through profit or loss | Debt instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	675	481	518
Financial assets held for trading, category | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	598	738		437	341
Financial assets held for trading, category | Credit risk derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0
Financial assets held for trading, category | Debt and equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	65	153	32	32	40
Financial assets held for trading, category | Derivatives | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	533	585	405	405	301
Financial assets held for trading, category | Exchange rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	8	2	5	5	2
Financial assets held for trading, category | Swaps | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	182	185	189	189	55
Financial assets held for trading, category | Interest rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	177	149	162	162	173
Financial assets held for trading, category | Index and securities options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	95	198	5	5	26
Financial assets held for trading, category | Other | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	71	51	44	44	45
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	664	876	0	282	325
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Loans and advances - Credit institutions | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	50	201	0
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Loans and advances - Customers | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	32	560	0	72	74
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value				11	14
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Debt instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	582	115	0	199	237
Financial assets at fair value through other comprehensive income, category | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	3,788	1,435	€ 1,726
Financial assets available for sale, category | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value				626	€ 656
Financial assets available for sale, category | Equity instruments
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value				1,211
Financial assets and liabilities | Financial liabilities held for trading
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	77,139	70,343		107,624
Financial assets and liabilities | Financial liabilities held for trading | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	67,068	53,950		85,614
Financial assets and liabilities | Financial liabilities held for trading | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	290	289		182
Financial assets and liabilities | Financial liabilities held for trading | Deposits - Central banks | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	0		282
Financial assets and liabilities | Financial liabilities held for trading | Deposits - Central banks | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	0		0
Financial assets and liabilities | Financial liabilities held for trading | Deposits - Credit institutions | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	0		292
Financial assets and liabilities | Financial liabilities held for trading | Deposits - Credit institutions | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	0		0
Financial assets and liabilities | Financial liabilities held for trading | Deposits - Customers | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	0		28,179
Financial assets and liabilities | Financial liabilities held for trading | Deposits - Customers | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	0		0
Financial assets and liabilities | Financial liabilities held for trading | Derivatives | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	61,789	53,950		56,860
Financial assets and liabilities | Financial liabilities held for trading | Derivatives | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	290	289		182
Financial assets and liabilities | Financial liabilities held for trading | Swaps | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	49,927	43,489		45,041
Financial assets and liabilities | Financial liabilities held for trading | Swaps | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	115	111		100
Financial assets and liabilities | Financial liabilities held for trading | Exchange rate options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	658	610		497
Financial assets and liabilities | Financial liabilities held for trading | Exchange rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	1	7		9
Financial assets and liabilities | Financial liabilities held for trading | Interest rate options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	4,291	4,411		5,402
Financial assets and liabilities | Financial liabilities held for trading | Interest rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	34	26		19
Financial assets and liabilities | Financial liabilities held for trading | Index and securities options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	1,309	1,233		1,527
Financial assets and liabilities | Financial liabilities held for trading | Index and securities options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	88	143		41
Financial assets and liabilities | Financial liabilities held for trading | Interest rate and equity futures | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	20	7		1
Financial assets and liabilities | Financial liabilities held for trading | Interest rate and equity futures | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	2	0		0
Financial assets and liabilities | Financial liabilities held for trading | Other | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	5,584	4,200		4,392
Financial assets and liabilities | Financial liabilities held for trading | Other | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	50	2		13
Financial assets and liabilities | Financial liabilities held for trading | Short positions | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	5,279	0		1
Financial assets and liabilities | Financial liabilities held for trading | Short positions | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	0		0
Financial assets and liabilities | Financial liabilities held for trading | Credit risk derivatives | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	(6)	0		0
Financial assets and liabilities | Hedging derivatives, category
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	6,048	6,363		8,044
Financial assets and liabilities | Hedging derivatives, category | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	6,048	6,352		8,029
Financial assets and liabilities | Hedging derivatives, category | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	6		7
Financial assets and liabilities | Hedging derivatives, category | Swaps | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	4,737	5,868		7,573
Financial assets and liabilities | Hedging derivatives, category | Swaps | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	6		7
Financial assets and liabilities | Hedging derivatives, category | Interest rate options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	10	158		287
Financial assets and liabilities | Hedging derivatives, category | Interest rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	0		0
Financial assets and liabilities | Hedging derivatives, category | Other | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	1,301	326		169
Financial assets and liabilities | Hedging derivatives, category | Other | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	0		0
Financial assets and liabilities | FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	60,995	68,058		59,616
Financial assets and liabilities | FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	58,727	66,924		58,840
Financial assets and liabilities | FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	784	147		7
Financial assets and liabilities | Hedging derivatives, category
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	7,216	8,607		8,537
Financial assets and liabilities | Hedging derivatives, category | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	7,216	8,586		8,519
Financial assets and liabilities | Hedging derivatives, category | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	21		18
Financial assets and liabilities | Hedging derivatives, category | Swaps | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	6,485	7,704		7,896
Financial assets and liabilities | Hedging derivatives, category | Swaps | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	21		18
Financial assets and liabilities | Hedging derivatives, category | Interest rate options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	25	20		13
Financial assets and liabilities | Hedging derivatives, category | Interest rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0		0
Financial assets and liabilities | Hedging derivatives, category | Other | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	706	862		610
Financial assets and liabilities | Hedging derivatives, category | Other | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0		0
Financial assets and liabilities | Non-trading financial assets mandatory at fair value through profit or loss
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	4,911	10,730
Financial assets and liabilities | Non-trading financial assets mandatory at fair value through profit or loss | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,780	7,492
Financial assets and liabilities | Non-trading financial assets mandatory at fair value through profit or loss | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,601	1,403
Financial assets and liabilities | Non-trading financial assets mandatory at fair value through profit or loss | Loans and advances | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	10	1,422
Financial assets and liabilities | Non-trading financial assets mandatory at fair value through profit or loss | Loans and advances | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	376	460
Financial assets and liabilities | Non-trading financial assets mandatory at fair value through profit or loss | Equity instruments | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,272	985
Financial assets and liabilities | Non-trading financial assets mandatory at fair value through profit or loss | Equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	550	462
Financial assets and liabilities | Non-trading financial assets mandatory at fair value through profit or loss | Debt instruments | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	498	5,085
Financial assets and liabilities | Non-trading financial assets mandatory at fair value through profit or loss | Debt instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	675	481
Financial assets and liabilities | Financial assets held for trading, category
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	108,230	92,879		125,458
Financial assets and liabilities | Financial assets held for trading, category | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	63,051	55,033		66,806
Financial assets and liabilities | Financial assets held for trading, category | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	598	738		437
Financial assets and liabilities | Financial assets held for trading, category | Loans and advances - Credit institutions | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0		1,696
Financial assets and liabilities | Financial assets held for trading, category | Loans and advances - Credit institutions | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0		0
Financial assets and liabilities | Financial assets held for trading, category | Loans and advances - Customers | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	355	205		8,815
Financial assets and liabilities | Financial assets held for trading, category | Loans and advances - Customers | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0		0
Financial assets and liabilities | Financial assets held for trading, category | Debt and equity instruments | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	760	314		335
Financial assets and liabilities | Financial assets held for trading, category | Debt and equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	65	153		32
Financial assets and liabilities | Financial assets held for trading, category | Derivatives | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	61,936	54,514		55,960
Financial assets and liabilities | Financial assets held for trading, category | Derivatives | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	533	585		405
Financial assets and liabilities | Financial assets held for trading, category | Exchange rate options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	469	617		463
Financial assets and liabilities | Financial assets held for trading, category | Exchange rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	8	2		5
Financial assets and liabilities | Financial assets held for trading, category | Swaps | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	51,594	44,423		44,766
Financial assets and liabilities | Financial assets held for trading, category | Swaps | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	182	185		189
Financial assets and liabilities | Financial assets held for trading, category | Interest rate options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	3,073	3,778		4,747
Financial assets and liabilities | Financial assets held for trading, category | Interest rate options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	177	149		162
Financial assets and liabilities | Financial assets held for trading, category | Interest rate futures | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	190	0		2
Financial assets and liabilities | Financial assets held for trading, category | Interest rate futures | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0		0
Financial assets and liabilities | Financial assets held for trading, category | Index and securities options | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,164	1,118		1,257
Financial assets and liabilities | Financial assets held for trading, category | Index and securities options | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	95	198		5
Financial assets and liabilities | Financial assets held for trading, category | Other | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	5,446	4,578		4,725
Financial assets and liabilities | Financial assets held for trading, category | Other | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	71	51		44
Financial assets and liabilities | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	62,069	57,460		34,782
Financial assets and liabilities | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	58,833	53,482		30,677
Financial assets and liabilities | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	664	876		282
Financial assets and liabilities | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Loans and advances - Credit institutions | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	21,598	22,897		9,889
Financial assets and liabilities | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Loans and advances - Credit institutions | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	50	201		0
Financial assets and liabilities | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Loans and advances - Customers | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	30,729	21,355		20,403
Financial assets and liabilities | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Loans and advances - Customers | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	32	560		72
Financial assets and liabilities | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Loans and advances - Central banks | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	6,474	9,226
Financial assets and liabilities | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Loans and advances - Central banks | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0
Financial assets and liabilities | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Debt and equity instruments | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	32			385
Financial assets and liabilities | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Debt and equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	582			210
Financial assets and liabilities | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Debt instruments | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value		4
Financial assets and liabilities | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Debt instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value		115
Financial assets and liabilities | Financial assets at fair value through other comprehensive income, category
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	125,708	121,091
Financial assets and liabilities | Financial assets at fair value through other comprehensive income, category | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	18,831	16,066
Financial assets and liabilities | Financial assets at fair value through other comprehensive income, category | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	3,788	1,435
Financial assets and liabilities | Financial assets at fair value through other comprehensive income, category | Loans and advances | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,247	912
Financial assets and liabilities | Financial assets at fair value through other comprehensive income, category | Loans and advances | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	3,193	689
Financial assets and liabilities | Financial assets at fair value through other comprehensive income, category | Equity instruments | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	98	455
Financial assets and liabilities | Financial assets at fair value through other comprehensive income, category | Equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	407	581
Financial assets and liabilities | Financial assets at fair value through other comprehensive income, category | Debt instruments | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	17,486	14,699
Financial assets and liabilities | Financial assets at fair value through other comprehensive income, category | Debt instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	188	165
Financial assets and liabilities | Financial assets available for sale, category | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value				18,176
Financial assets and liabilities | Financial assets available for sale, category | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value				626
Financial assets and liabilities | Financial assets available for sale, category | Debt and equity instruments | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value				18,176
Financial assets and liabilities | Financial assets available for sale, category | Debt and equity instruments | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value				626
Liabilities under insurance contracts
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	739	765		1,117
Liabilities under insurance contracts | Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	739	765		1,117
Liabilities under insurance contracts | Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	€ 0	€ 0		€ 0